Cover	Jul. 20, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2020
Entity File Number	001-35061
Entity Registrant Name	NEOPHOTONICS CORPORATION
Entity Central Index Key	0001227025
Entity Tax Identification Number	94-3253730
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	NeoPhotonics Corporation
Entity Address, Address Line Two	3081 Zanker Road
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	232-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0025 par value
Trading Symbol	NPTN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false